Cost of Revenues	12 Months Ended
Dec. 31, 2021
Cost Of Revenue [Abstract]
Cost of Revenues

15.  Cost of Revenues

The cost of revenues is as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue sharing fees	25,157	19,550	27,673
Content and operational costs	603,573	482,641	513,449
Bandwidth costs	54,600	57,095	56,275
Total	683,330	559,286	597,397